Operating Expenses (Tables)	9 Months Ended
Sep. 30, 2020
Analysis of income and expense [abstract]
Schedule of Operating Expenses

The nature of the Company’s operating expenses from operations include the following:

	Nine months ended September 30,
	2020	2019
	$	$
Key management personnel:
Salaries and short-term employee benefits	834	835
Consultant fees	137	151
Share-based compensation costs	143	731
Post-employment benefits	41	—
	1,155	1,717
Other employees:
Salaries and short-term employee benefits	837	1,318
Share-based compensation costs	(98)	14
Post-employment benefits	141	262
Termination benefits	—	773
	880	2,367
Cost of inventory used and services provided	907	101
Professional fees	1,380	2,287
Consulting fees	419	120
Insurance	645	663
Third-party research and development	175	480
Travel	51	130
Marketing services	32	2
Laboratory supplies	24	32
Other goods and services	72	112
Leasing costs, net of sublease receipts of $126 (2019 - $58)	104	238
Gain on modification of building lease (notes 6 and 10)	(219)	—
Impairment of right of use asset (note 6)	—	276
Impairment of prepaid asset	—	169
Depreciation and amortization	13	78
Depreciation of right of use assets (note 6)	165	177
Operating foreign exchange (gain) losses	(60)	44
	5,743	8,993